Selected Quarterly Financial Data (unaudited)	12 Months Ended
Dec. 31, 2014
Selected Quarterly Financial Data (unaudited) [Abstract]
Selected Quarterly Financial Data (unaudited)

20. Selected Quarterly Financial Data (unaudited)

This unaudited interim financial information has been adjusted to reflect reclassifications for discontinued operations as of December 31, 2014.

2014 Quarter Ended	December 31,	September 30,	June 30,	March 31,
Total Revenues	$37,427	$34,301	$20,628	$15,584
Loss before equity in net income of joint ventures, gain on remeasurement of previously held joint venture, loss on extinguishment of debt, provision for taxes, non-controlling interest and discontinued operations	(5,986)	(2,355)	(7,362)	(674)
Equity in net income of joint ventures	103	103	1,125	628
Loss before gain on remeasurement of previously held joint venture, loss on extinguishment of debt, provision for taxes, non-controlling interest and discontinued operations	(5,883)	(2,252)	(6,237)	(46)
Gain on remeasurement of previously held joint venture	-	-	72,345	-
Loss on extinguishment of debt	-	-	(1,925)	-
Provision for taxes	162	(165)	(437)	(369)
Net income (loss) from continuing operations	(5,721)	(2,417)	63,746	(415)
Net loss from discontinued operations	(2)	(41)	(395)	(86)
Net income (loss)	(5,723)	(2,458)	63,351	(501)
Net loss attributable to noncontrolling interest	132	104	-	-
Net income (loss) attributable to Gramercy Property Trust Inc.	(5,591)	(2,354)	63,351	(501)
Preferred stock redemption costs	-	(2,912)	-	-
Preferred stock dividends	(1,576)	(2,192)	(1,791)	(1,790)
Net income (loss) available to common stockholders	$(7,167)	$(7,458)	$61,560	$(2,291)
Basic earnings per share:
Net income (loss) from continuing operations and after preferred dividends	$(0.05)	$(0.06)	$0.66	$(0.03)
Net income (loss) from discontinued operations	-	-	-	-
Net income (loss) available to common stock holders	$(0.05)	$(0.06)	$0.66	$(0.03)
Diluted earnings per share:
Net income (loss) from continuing operations and after preferred dividends	$(0.05)	$(0.06)	$0.65	$(0.03)
Net income (loss) from discontinued operations	-	-	-	-
Net income (loss) available to common stock holders	$(0.05)	$(0.06)	$0.65	$(0.03)
Basic weighted average common shares outstanding	133,859,665	117,926,151	92,753,999	70,763,959
Diluted weighted average common shares and common share equivalents outstanding	133,859,665	117,926,151	95,085,817	70,763,959

2013 Quarter Ended	December 31,	September 30,	June 30,	March 31,
Total Revenues	$17,712	$13,421	$16,304	$9,267
Income (loss) before equity in net income (loss) of joint ventures, provision for taxes, noncontrolling interest and discontinued operations	2,109	766	3,325	(2,317)
Equity in net income (loss) of joint ventures	(2,854)	983	(2,603)	(1,188)
Income (loss) from continuing operations before provision for taxes and discontinued operations	(745)	1,749	722	(3,505)
Provision for taxes	(803)	(744)	(4,441)	(405)
Net income (loss) from continuing operations	(1,548)	1,005	(3,719)	(3,910)
Net income (loss) from discontinued operations	(4,399)	(514)	(1,175)	399,087
Net income (loss) attributable to Gramercy Property Trust Inc.	(5,947)	491	(4,894)	395,177
Preferred stock dividends	(1,792)	(1,790)	(1,790)	(1,790)
Net income (loss) available to common stockholders	$(7,739)	$(1,299)	$(6,684)	$393,387
Basic earnings per share:
Net loss from continuing operations and after preferred dividends	$(0.05)	$(0.01)	$(0.09)	$(0.10)
Net income (loss) from discontinued operations	(0.06)	(0.01)	(0.02)	6.80
Net income (loss) available to common stock holders	$(0.11)	$(0.02)	$(0.11)	$6.70
Diluted earnings per share:
Net loss from continuing operations and after preferred dividends	$(0.05)	$(0.01)	$(0.09)	$(0.10)
Net income (loss) from discontinued operations	(0.06)	(0.01)	(0.02)	6.80
Net income (loss) available to common stock holders	$(0.11)	$(0.02)	$(0.11)	$6.70
Basic weighted average common shares outstanding	69,724,546	58,902,708	58,605,219	58,678,078
Diluted weighted average common shares and common share equivalents outstanding	69,724,546	58,902,708	58,605,219	58,678,078